Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,565,682	$345,565,682	$—	$—

Liabilities:
Public Warrants Liability	$7,475,000	$7,475,000	$—	$—
Private Warrants Liability	5,872,113	—	—	5,872,113
Convertible option liability	5,998	—	—	5,998

	$13,353,111	$7,475,000	$—	$5,878,111

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	$12,765,000	$12,765,000	$—	$—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	12,765,000	12,765,000	—	—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

Schedule of changes Level 3 liabilities
The
following table presents the changes Level 3 liabilities for the six months ended June 30, 2022:

Fair Value at January 1, 2022	$10,328,609
Change in fair value	(4,682,154)

Fair Value at March 31, 2022	5,646,455
Change in fair value	225,658

Fair Value at June 30, 2022	$5,872,113

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of Public Warrants and Private Warrants	27,004,700
Transfer of Public Warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	27,004,700
Transfer of public warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

Schedule of key inputs into the Monte Carlo simulation model
The
key inputs into the Monte Carlo simulation model as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Risk-free interest rate	3.01%	1.30%
Expected term remaining (years)	5.20	5.49
Expected volatility	8.1%	17.5%
Trading stock price	$9.83	$9.88

The key inputs into the Monte Carlo simulation as of February 26, 2021 and December 31, 2021 were as follows:

	(Initial Measurement) February 26, 2021	December 31, 2021
Risk-free interest rate	0.98%	1.30%
Expected term remaining (years)	6.13	5.49
Expected volatility	24.2%	17.5%
Stock price	$9.565	$9.88

Schedule of primary assumptions used for the valuation of the conversion feature of the Working Capital Note
The following are the primary assumptions used for the valuation of the conversion feature of the Working Capital Note:

	May 25, 2022	June 30, 2022
Warrant Valuation Terms
Risk-free interest rate	2.72%	3.01%
Expected term remaining (years)	5.32	5.22
Expected volatility	10.9%	8.1%
Trading share price	$9.77	$9.83

	May 25, 2022	June 30, 2022
Compound Option Terms
Strike price – debt conversion	$1.00	$1.00
Strike price – warrants	$11.50	$11.50
Term – debt conversion	0.32	0.22
Term – warrant conversion	5.32	5.22
Probability of consummation of a Business Combination	90%	90%
Probability of consummation of a Business Combination – Target Date 8/31/2022	90%	90%
Probability of consummation of a Business Combination – Target Date 2/28/2023	10%	10%

Schedule of changes in the fair value of the Level 3 conversion option
The following table presents the changes in the fair value of the Level 3 conversion option:

Fair value at May 25, 2022 (date of issuance)	$41,331
Change in fair value	(35,333)
Fair value at June 30, 2022	5,998